STOCKHOLDERS' EQUITY (Details 6) (Nonemployee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nonemployee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Beginning Balance	144,022	288,037
Number of Options, Granted	6,000	164,108
Number of Options Vested during the year	(144,022)	(308,123)
Number of Options Ending Balance	6,000	144,022
Weighted Average Fair Value Beginning Balance	$ 1.9555	$ 0.1989
Weighted Average Fair Value Granted	$ 1.8600	$ 0.8500
Weighted Average Fair Value Vested during the year	$ 1.9555	$ 0.7959
Weighted Average Fair Value Ending Balance	$ 1.8600	$ 1.9555